ROYALTY, STREAM AND OTHER INTERESTS	12 Months Ended
Dec. 31, 2019
ROYALTY, STREAM AND OTHER INTERESTS
ROYALTY, STREAM AND OTHER INTERESTS

6.     ROYALTY, STREAM AND OTHER INTERESTS

A. Carrying Amount

As at and for the year ended December 31, 2019:

		Cost			Accumulated Depletion
			Additions/						Foreign	Carrying
	Country	Opening	Disposals	Ending	Opening	Depletion	Impairment	Ending	Exchange	Amount
		$	$	$	$	$	$	$	$	$
Amulsar	ARM	18,748	—	18,748	—	—	(18,896)	(18,896)	148	—
Beta Hunt	AUS	19,964	—	19,964	(6,336)	(2,324)	—	(8,660)	(605)	10,699
Cerro Casale	CHL	—	9,255	9,255	—	—	—	—	(94)	9,161
Converse	USA	13,220	—	13,220	—	—	—	—	(181)	13,039
DeLamar	USA	—	11,900	11,900	—	—	—	—	(122)	11,778
El Mochito	HON	—	10,303	10,303	—	(2,011)	—	(2,011)	(247)	8,045
Florida Canyon	USA	15,984	806	16,790	(1,965)	(893)	—	(2,858)	(120)	13,812
Friday - Petsite	USA	—	1,312	1,312	—	—	—	—	(13)	1,299
Gemfield	USA	11,587	—	11,587	—	—	—	—	(158)	11,429
Hope Bay	CAN	30,682	52,970	83,652	(1,001)	(1,562)	—	(2,563)	(1,376)	79,713
Karma	BFA	25,870	10	25,880	(3,042)	(2,276)	—	(5,318)	242	20,804
La Colorada	MEX	22,620	—	22,620	(3,033)	(1,226)	—	(4,259)	1	18,362
McCoy Cove	USA	15,807	8,594	24,401	—	—	—	—	(304)	24,097
Moose River	CAN	4,810	—	4,810	(1,104)	(918)	—	(2,022)	12	2,800
Moss	USA	27,056	13	27,069	(90)	(2,053)	—	(2,143)	(682)	24,244
Mt. Carlton	AUS	12,772	—	12,772	(4,695)	(1,349)	—	(6,044)	(496)	6,232
Omolon	RUS	—	13,222	13,222	—	(529)	—	(529)	(124)	12,569
San Jose	MEX	7,150	—	7,150	(2,267)	(736)	—	(3,003)	7	4,154
Silvertip	CAN	5,858	—	5,858	(119)	(468)	—	(587)	(224)	5,047
Vivien	AUS	4,457	10	4,467	(2,663)	(747)	—	(3,410)	(137)	920
Other royalties and streams	Various	47,910	37,555	85,465	(519)	(33)	—	(552)	(1,086)	83,827
Other	USA	4,127	3	4,130	(295)	(365)	—	(660)	(12)	3,458
Total(1)		288,622	145,953	434,575	(27,129)	(17,490)	(18,896)	(63,515)	(5,571)	365,489
(1)

Total royalty, stream, and other interests include carrying amounts in the following countries: $131.9 million in United States, $95.4 million in Canada, $27.2 million in Mexico, $21.0 million in Burkina Faso, $19.6 million in Australia, $13.1 in Chile,  $12.6 in Russia, $10.9 million in Peru, $8.0 million in Honduras, $6.7 million in Dominican Republic, $5.2 in Cote d'Ivoire, $4.6 in Ghana, $4.2 million in Argentina and $5.1 million in other various countries.

As at and for the year ended December 31, 2018:

		Cost			Accumulated Depletion			Foreign	Carrying
	Country	Opening	Additions	Ending	Opening	Depletion	Ending	Exchange	Amount
		$	$	$	$	$	$	$	$
Amulsar	ARM	—	18,748	18,748	—	—	—	679	19,427
Beta Hunt	AUS	19,964	—	19,964	(1,533)	(4,803)	(6,336)	—	13,628
Converse	USA	—	13,220	13,220	—	—	—	476	13,696
Florida Canyon	USA	15,984	—	15,984	(759)	(1,206)	(1,965)	578	14,597
Gemfield	USA	—	11,587	11,587	—	—	—	417	12,004
Hope Bay	CAN	—	30,682	30,682	—	(1,001)	(1,001)	1,057	30,738
Karma	BFA	25,852	18	25,870	(446)	(2,596)	(3,042)	1,354	24,182
La Colorada	MEX	22,620	—	22,620	(1,368)	(1,665)	(3,033)	960	20,547
McCoy-Cove	USA	—	15,807	15,807	—	—	—	569	16,376
Moose River	CAN	4,810	—	4,810	(86)	(1,018)	(1,104)	179	3,885
Moss	USA	—	27,056	27,056	—	(90)	(90)	595	27,561
Mt. Carlton	AUS	12,772	—	12,772	(2,635)	(2,060)	(4,695)	(144)	7,933
San Jose	MEX	7,150	—	7,150	(1,265)	(1,002)	(2,267)	237	5,120
Silvertip	CAN	5,858	—	5,858	—	(119)	(119)	44	5,783
Vivien	AUS	4,457	—	4,457	(1,551)	(1,112)	(2,663)	(71)	1,723
Other royalties and streams	Various	29,470	18,440	47,910	(26)	(493)	(519)	1,647	49,038
Other	USA	—	4,127	4,127	—	(295)	(295)	166	3,998
Total(1)		148,937	139,685	288,622	(9,669)	(17,460)	(27,129)	8,743	270,236
(1)

Total royalty, stream, and other interests include carrying amounts in the following countries: $102.7 million in United States, $41.9 million in Canada, $30.6 million in Mexico, $25.1 million in Australia, $24.4 million in Burkina Faso, $19.4 in Armenia, $11.5 million in Peru, $7.0 million in Dominican Republic, $4.4 million in Argentina and $3.2 million in other various countries.

B. Royalty interest impairment

In December 2019, Lydian International Limited (“Lydian”) announced it was granted creditor protection under the Companies’ Creditors Arrangement Act (“CCAA”) in order to possibly restructure its business and affairs. The CCAA filing, amongst other facts and circumstances, were considered indicators of  impairment. As a result of the Company’s review of the circumstances specific to its royalty payment agreement with Lydian, the Company recorded an impairment of $18.9 million.